Related Party Transactions and Balances (Details 4) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Guarantees of Loans Receivable
Principal of gauranteed loan	$ 30,022,991	$ 66,294,490	$ 56,300,417
Secured loans and loans from a cost investment investee	15,026,522	28,769,851	40,143,567
China Great Wall Assets Management Co. Ltd. [Member]
Schedule of Guarantees of Loans Receivable
Principal of gauranteed loan	14,996,469	37,495,842	40,896,132
Secured loans	$ 14,996,469	$ 14,370,526	$ 24,739,282
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company.
Xinjiang Microcredit Refinancing Co., Ltd. [Member]
Schedule of Guarantees of Loans Receivable
Principal of gauranteed loan	$ 15,026,522	$ 28,798,648	$ 15,404,285
Loans from a cost investment investee	$ 15,026,522	$ 14,399,325	$ 15,404,285
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company